Property, Plant and Equipment (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Total property, plant and equipment	$ 5,111,372	$ 5,074,499	$ 8,165,296	$ 6,851,953
Less: accumulated depreciation	(615,890)	(553,764)	(485,973)	(72,697)
Total	4,495,482	4,520,735	7,679,323	6,779,256
Machinery and Equipment [Member]
Total property, plant and equipment	4,984,986	4,951,227	5,275,080	3,997,506
Computer And Office Equipment [Member]
Total property, plant and equipment	58,444	53,933	56,558	59,316
Vehicles [Member]
Total property, plant and equipment	$ 67,942	69,339	74,111	38,558
Assets Held under Capital Leases [Member]
Total property, plant and equipment		$ 0	$ 2,759,547	$ 2,756,573